UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2021

WESTERN ASSET

HIGH YIELD FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset High Yield Fund for the six-month reporting period ended November 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

Effective June 16, 2021, the Fund no longer sells Class A2 shares. Following the close of business on June 24, 2021, all outstanding Class A2 shares were automatically converted into Class A shares of the Fund. Shareholders holding Class A2 shares at the time of conversion received Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class A2 shares immediately prior to the conversion. No sales load or other charges were imposed in connection with the conversion. The conversion is not expected to be a taxable event for federal income tax purposes.

II	Western Asset High Yield Fund

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2021

Western Asset High Yield Fund	III

Performance review

For the six months ended November 30, 2021, Class I shares of Western Asset High Yield Fund returned 1.07%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Indexi, returned 1.05% for the same period. The Lipper High Yield Funds Category Averageii returned 0.78% over the same time frame.

Performance Snapshot as of November 30, 2021 (unaudited)
(excluding sales charges)	6 months
Western Asset High Yield Fund:
Class A	0.86%
Class C	0.56%
Class R	0.79%
Class I	1.07%
Class IS	1.02%
Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index	1.05%
Lipper High Yield Funds Category Average	0.78%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2021 for Class A, Class C, Class R, Class I and Class IS shares were 4.10%, 3.46%, 3.94%, 4.43% and 4.59%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class R, Class I and Class IS shares would have been 4.09%, 3.45%, 3.63%, 4.42% and 4.57%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 30, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I and Class IS shares were 1.06%, 1.82%, 1.64%, 0.81% and 0.71%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

IV	Western Asset High Yield Fund

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 1.01% for Class A shares, 1.80% for Class C shares, 1.30% for Class R shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2021

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The use of leverage may increase volatility and possibility of loss. Securities rated below investment grade are commonly known as “junk bonds” or “high yield securities.” The risks of high yield securities include greater price volatility, illiquidity and possibility of default. Asset-backed, mortgage-backed or mortgage- related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

Western Asset High Yield Fund	V

Performance review (cont’d)

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 521 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset High Yield Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2021 and May 31, 2021 and does not include derivatives, such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset High Yield Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2021 and held for the six months ended November 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.86%	$1,000.00	$1,008.60	0.94%	$4.73	Class A	5.00%	$1,000.00	$1,020.36	0.94%	$4.76
Class C	0.56	1,000.00	1,005.60	1.76	8.85	Class C	5.00	1,000.00	1,016.24	1.76	8.90
Class R	0.79	1,000.00	1,007.90	1.30	6.54	Class R	5.00	1,000.00	1,018.55	1.30	6.58
Class I	1.07	1,000.00	1,010.70	0.76	3.83	Class I	5.00	1,000.00	1,021.26	0.76	3.85
Class IS	1.02	1,000.00	1,010.20	0.65	3.28	Class IS	5.00	1,000.00	1,021.81	0.65	3.29

2	Western Asset High Yield Fund 2021 Semi-Annual Report

[1]	For the six months ended November 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset High Yield Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2021

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 84.6%
Communication Services — 13.8%
Diversified Telecommunication Services — 1.9%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	$980,000	$934,920	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	520,000	560,258	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	200,000	213,543	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	1,555,000	1,481,138	(a)
Frontier Communications Holdings LLC, Secured Notes	6.750%	5/1/29	220,000	226,820	(a)
Frontier Communications Holdings LLC, Senior Secured Notes	5.000%	5/1/28	260,000	261,209	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	850,000	866,541	(a)
Total Diversified Telecommunication Services				4,544,429
Entertainment — 1.8%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,960,000	2,093,104	(a)
AMC Entertainment Holdings Inc., Secured Notes (10.00% Cash or 12.000% PIK)	12.000%	6/15/26	1,110,000	1,130,113	(a)(b)
Cinemark USA Inc., Senior Notes	5.875%	3/15/26	590,000	584,239	(a)
Playtika Holding Corp., Senior Notes	4.250%	3/15/29	450,000	427,684	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	210,000	214,724	(a)
Total Entertainment				4,449,864
Interactive Media & Services — 1.0%
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	580,000	589,428	(a)
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	500,000	472,130	(a)
Photo Holdings Merger Sub Inc., Senior Secured Notes	8.500%	10/1/26	390,000	392,172	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	930,000	873,391	(a)
Total Interactive Media & Services				2,327,121
Media — 6.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	570,000	575,529	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	540,000	538,550
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,950,000	1,879,186	(a)

See Notes to Financial Statements.

4	Western Asset High Yield Fund 2021 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	$990,000	$1,018,903	(a)
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Secured Notes	5.875%	8/15/27	1,230,000	1,253,831	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	680,000	688,996
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,280,000	2,346,815
DISH DBS Corp., Senior Notes	5.125%	6/1/29	2,150,000	1,892,215
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,140,000	1,125,414	(a)
iHeartCommunications Inc., Senior Secured Notes	5.250%	8/15/27	90,000	91,519	(a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	680,000	676,240	(a)
News Corp., Senior Notes	3.875%	5/15/29	650,000	640,055	(a)
Sirius XM Radio Inc., Senior Notes	4.000%	7/15/28	120,000	118,874	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	340,000	488,486
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	570,000	612,240	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	410,000	420,484	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	310,000	316,243	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	890,000	924,256	(a)
Virgin Media Vendor Financing Notes IV DAC, Senior Notes	5.000%	7/15/28	570,000	562,522	(a)
Total Media				16,170,358
Wireless Telecommunication Services — 2.4%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	920,000	973,930	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	760,000	736,771	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	500,000	739,912
Sprint Corp., Senior Notes	7.625%	2/15/25	420,000	481,543
Switch Ltd., Senior Notes	3.750%	9/15/28	330,000	327,200	(a)
Switch Ltd., Senior Notes	4.125%	6/15/29	310,000	311,801	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	1,110,000	1,130,180	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,000,000	992,070	(a)
Total Wireless Telecommunication Services				5,693,407
Total Communication Services				33,185,179

See Notes to Financial Statements.

Western Asset High Yield Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Consumer Discretionary — 17.8%
Auto Components — 1.3%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	$149,000	$152,618
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	621,000	645,064
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,925,000	1,829,558
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	510,000	502,988	(a)
Total Auto Components				3,130,228
Automobiles — 1.5%
Ford Motor Co., Senior Notes	9.000%	4/22/25	750,000	912,000
Ford Motor Co., Senior Notes	3.250%	2/12/32	510,000	510,836
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	200,000	221,710
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	1,190,000	1,250,047
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	590,000	605,488	(a)
Total Automobiles				3,500,081
Distributors — 0.6%
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,249,243	1,428,072	(a)(b)
Diversified Consumer Services — 2.0%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	1,110,000	1,071,405	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	710,000	697,387	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Secured Notes	6.250%	1/15/28	580,000	590,150	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	3.375%	8/31/27	390,000	369,601	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,080,000	1,114,139	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,000,000	931,880	(a)
Total Diversified Consumer Services				4,774,562
Hotels, Restaurants & Leisure — 7.9%
Boyne USA Inc., Senior Notes	4.750%	5/15/29	420,000	423,786	(a)
Caesars Entertainment Inc., Senior Notes	4.625%	10/15/29	750,000	732,307	(a)
Caesars Entertainment Inc., Senior Secured Notes	6.250%	7/1/25	370,000	385,129	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	660,000	646,486	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	570,000	555,038	(a)

See Notes to Financial Statements.

6	Western Asset High Yield Fund 2021 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Hotels, Restaurants & Leisure — continued
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	$380,000	$326,804	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	570,000	594,174	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	500,000	488,998	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	520,000	507,650	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	584,000	690,960	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	540,000	619,288	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	900,000	850,828	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	740,000	723,161	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,410,000	1,374,440	(a)
Sands China Ltd., Senior Notes	3.800%	1/8/26	320,000	323,936
Sands China Ltd., Senior Notes	3.250%	8/8/31	650,000	618,202	(a)
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	410,000	436,138	(a)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	450,000	460,033	(a)
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	480,000	480,000	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	1,190,000	1,106,867	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,530,000	1,495,774	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,320,000	1,490,735	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,500,000	1,441,642	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	380,000	359,843	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,560,000	1,438,835	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	450,000	469,512	(a)
Total Hotels, Restaurants & Leisure				19,040,566
Household Durables — 0.5%
Century Communities Inc., Senior Notes	3.875%	8/15/29	210,000	207,217	(a)
Installed Building Products Inc., Senior Notes	5.750%	2/1/28	480,000	503,124	(a)
TopBuild Corp., Senior Notes	3.625%	3/15/29	520,000	516,389	(a)
Total Household Durables				1,226,730
Multiline Retail — 0.3%
Nordstrom Inc., Senior Notes	5.000%	1/15/44	810,000	754,013
Specialty Retail — 3.7%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	500,000	529,860	(a)
Bath & Body Works Inc., Senior Notes	9.375%	7/1/25	400,000	486,464	(a)

See Notes to Financial Statements.

Western Asset High Yield Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Specialty Retail — continued
Bath & Body Works Inc., Senior Notes	6.694%	1/15/27	$500,000	$564,825
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	340,000	365,446
Bath & Body Works Inc., Senior Notes	7.500%	6/15/29	140,000	156,214
Bath & Body Works Inc., Senior Notes	6.625%	10/1/30	970,000	1,077,602	(a)
Bed Bath & Beyond Inc., Senior Notes	5.165%	8/1/44	860,000	756,293
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	780,000	782,258	(a)
Gap Inc., Senior Notes	3.875%	10/1/31	720,000	690,170	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	810,000	805,687	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	300,000	297,465	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	290,000	303,905	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	670,000	676,827	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000	267,723	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes	4.750%	2/15/28	250,000	253,425	(a)
Rent-A-Center Inc., Senior Notes	6.375%	2/15/29	690,000	708,823	(a)
Terminix Co. LLC, Senior Notes	7.450%	8/15/27	165,000	195,015
Total Specialty Retail				8,918,002
Total Consumer Discretionary				42,772,254
Consumer Staples — 0.9%
Beverages — 0.2%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	590,000	573,981	(a)
Food Products — 0.5%
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	400,000	510,072
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./ Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	560,000	553,090	(a)
Total Food Products				1,063,162
Personal Products — 0.1%
Edgewell Personal Care Co., Senior Notes	4.125%	4/1/29	330,000	326,177	(a)
Tobacco — 0.1%
Vector Group Ltd., Senior Notes	10.500%	11/1/26	140,000	144,339	(a)
Total Consumer Staples				2,107,659

See Notes to Financial Statements.

8	Western Asset High Yield Fund 2021 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Energy — 11.3%
Energy Equipment & Services — 0.7%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	$1,680,000	$1,704,385	(a)
Oil, Gas & Consumable Fuels — 10.6%
Antero Resources Corp., Senior Notes	5.375%	3/1/30	460,000	475,238	(a)
Apache Corp., Senior Notes	7.750%	12/15/29	400,000	496,676
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	1,700,000	1,628,064	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,190,000	1,212,753	(a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	450,000	459,875	(a)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	90,000	93,545	(a)
CNX Midstream Partners LP, Senior Notes	4.750%	4/15/30	910,000	897,615	(a)
Colgate Energy Partners III LLC, Senior Notes	5.875%	7/1/29	1,730,000	1,719,949	(a)
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	127,000	130,542	(a)
Comstock Resources Inc., Senior Notes	5.875%	1/15/30	400,000	401,314	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	100,000	130,733	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	820,000	1,084,589	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	6.625%	7/15/25	150,000	157,855	(a)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	190,000	194,750	(c)(d)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	180,000	191,682	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	320,000	346,338	(a)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	560,000	594,779
EQM Midstream Partners LP, Senior Notes	6.500%	7/15/48	400,000	465,258
EQT Corp., Senior Notes	6.625%	2/1/25	80,000	89,396
EQT Corp., Senior Notes	3.900%	10/1/27	230,000	240,067
EQT Corp., Senior Notes	5.000%	1/15/29	1,020,000	1,118,787
EQT Corp., Senior Notes	3.625%	5/15/31	830,000	847,181	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,300,000	1,331,330	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	1,080,000	1,121,126	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	1,290,000	1,328,087	(a)
Occidental Petroleum Corp., Senior Notes	8.875%	7/15/30	220,000	289,232
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	220,000	256,707
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	490,000	624,750
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	220,000	216,718
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	150,000	143,261

See Notes to Financial Statements.

Western Asset High Yield Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes	9.250%	5/15/25	$180,000	$168,300	(a)
Penn Virginia Escrow LLC, Senior Notes	9.250%	8/15/26	1,550,000	1,586,812	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	470,000	540,993
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	158,448
Range Resources Corp., Senior Notes	9.250%	2/1/26	570,000	613,112
Range Resources Corp., Senior Notes	8.250%	1/15/29	530,000	584,871	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	400,000	403,790	(a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	760,000	752,162	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	300,000	322,292
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	500,000	518,508
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	710,000	821,882
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	670,000	766,570
Total Oil, Gas & Consumable Fuels				25,525,937
Total Energy				27,230,322
Financials — 7.6%
Banks — 0.7%
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	340,000	385,449	(a)(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	290,000	325,863	(c)(d)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then USD 5 year ICE Swap Rate + 4.750%)	5.459%	6/30/35	840,000	912,700	(a)(d)
Total Banks				1,624,012
Capital Markets — 1.0%
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	660,000	613,249	(a)
Compass Group Diversified Holdings LLC, Senior Notes	5.250%	4/15/29	500,000	515,367	(a)

See Notes to Financial Statements.

10	Western Asset High Yield Fund 2021 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	$600,000	$639,750	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	200,000	219,000	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	220,973	(a)(c)(d)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	310,000	327,729	(a)
Total Capital Markets				2,536,068
Consumer Finance — 1.3%
FirstCash Inc., Senior Notes	4.625%	9/1/28	500,000	498,315	(a)
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	900,000	919,876	(a)
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	390,000	369,546	(a)
Navient Corp., Senior Notes	5.875%	10/25/24	320,000	335,139
Navient Corp., Senior Notes	5.000%	3/15/27	50,000	50,286
Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes	4.000%	6/15/29	970,000	897,071	(a)
Total Consumer Finance				3,070,233
Diversified Financial Services — 1.2%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,680,509	1,632,556	(a)(b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	410,000	409,986	(a)
LD Holdings Group LLC, Senior Notes	6.500%	11/1/25	630,000	603,464	(a)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	370,000	340,481	(a)
Total Diversified Financial Services				2,986,487
Insurance — 1.0%
AmWINS Group Inc., Senior Notes	4.875%	6/30/29	1,170,000	1,153,187	(a)
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	1,104,387	1,172,671	(a)(b)
Total Insurance				2,325,858
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	660,000	653,578	(a)

See Notes to Financial Statements.

Western Asset High Yield Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Mortgage Real Estate Investment Trusts (REITs) — continued
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	$820,000	$780,046	(a)
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	820,000	866,900	(a)
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	740,000	737,121	(a)
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	180,000	179,419	(a)
Total Mortgage Real Estate Investment Trusts (REITs)				3,217,064
Thrifts & Mortgage Finance — 1.1%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	760,000	862,562	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.875%	3/1/31	520,000	514,306	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,220,000	1,197,711	(a)
Total Thrifts & Mortgage Finance				2,574,579
Total Financials				18,334,301
Health Care — 8.9%
Health Care Equipment & Supplies — 1.4%
Mozart Debt Merger Sub Inc., Senior Notes	5.250%	10/1/29	2,200,000	2,200,990	(a)
Mozart Debt Merger Sub Inc., Senior Secured Notes	3.875%	4/1/29	1,310,000	1,295,610	(a)
Total Health Care Equipment & Supplies				3,496,600
Health Care Providers & Services — 4.3%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	720,000	678,550	(a)
Cano Health LLC, Senior Notes	6.250%	10/1/28	520,000	511,025	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	260,000	278,581
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,760,000	1,733,050	(a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	1,490,000	1,430,422	(a)
HCA Inc., Senior Notes	7.690%	6/15/25	400,000	469,152
HCA Inc., Senior Notes	5.625%	9/1/28	490,000	566,927
HCA Inc., Senior Notes	7.500%	11/15/95	220,000	325,684
MPH Acquisition Holdings LLC, Senior Notes	5.750%	11/1/28	640,000	572,800	(a)
Option Care Health Inc., Senior Notes	4.375%	10/31/29	680,000	677,572	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	520,000	530,951	(a)

See Notes to Financial Statements.

12	Western Asset High Yield Fund 2021 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Senior Notes	9.750%	12/1/26	$330,000	$346,855	(a)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	560,000	589,411	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	940,000	960,224	(a)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	580,000	594,317	(a)
Total Health Care Providers & Services				10,265,521
Pharmaceuticals — 3.2%
AdaptHealth LLC, Senior Notes	4.625%	8/1/29	510,000	500,448	(a)
AdaptHealth LLC, Senior Notes	5.125%	3/1/30	910,000	901,760	(a)
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,190,000	1,248,179	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	480,000	494,659	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	640,000	581,120	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Secured Notes	9.500%	7/31/27	310,000	312,585	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	750,000	736,249	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	740,000	747,178	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	400,000	427,888
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	1,750,000	1,714,090
Total Pharmaceuticals				7,664,156
Total Health Care				21,426,277
Industrials — 11.3%
Aerospace & Defense — 0.7%
TransDigm Inc., Senior Notes	4.625%	1/15/29	1,540,000	1,477,845
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	240,000	253,222	(a)
Total Aerospace & Defense				1,731,067
Air Freight & Logistics — 0.3%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	630,000	767,762
Airlines — 2.4%
Air Canada, Senior Secured Notes	3.875%	8/15/26	500,000	496,693	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	540,000	552,641	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	590,000	616,550	(a)

See Notes to Financial Statements.

Western Asset High Yield Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Airlines — continued
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	$460,000	$504,534	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	760,000	778,232	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	545,000	582,760	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	612,000	670,067	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	620,000	623,674	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	670,000	667,655	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	287,360	301,570
Total Airlines				5,794,376
Building Products — 0.5%
Cornerstone Building Brands Inc., Senior Notes	6.125%	1/15/29	450,000	469,651	(a)
CP Atlas Buyer Inc., Senior Notes	7.000%	12/1/28	380,000	365,480	(a)
PGT Innovations Inc., Senior Notes	4.375%	10/1/29	430,000	426,812	(a)
Total Building Products				1,261,943
Commercial Services & Supplies — 2.3%
ADT Security Corp.	4.125%	8/1/29	700,000	682,377	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Notes	6.000%	6/1/29	700,000	666,235	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	430,000	442,405	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	330,000	319,876	(a)
CoreCivic Inc., Senior Notes	4.625%	5/1/23	180,000	180,391
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,360,000	1,402,833
Legends Hospitality Holding Co. LLC/ Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	750,000	758,749	(a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	1,160,000	1,117,846	(a)
Total Commercial Services & Supplies				5,570,712

See Notes to Financial Statements.

14	Western Asset High Yield Fund 2021 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Construction & Engineering — 0.6%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	$590,000	$613,137	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	700,000	718,193	(a)
Total Construction & Engineering				1,331,330
Containers & Packaging — 0.4%
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	980,000	951,654	(a)
Electrical Equipment — 0.9%
Resideo Funding Inc., Senior Notes	4.000%	9/1/29	720,000	688,410	(a)
Sensata Technologies BV, Senior Notes	4.000%	4/15/29	600,000	609,447	(a)
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	930,000	929,056	(a)
Total Electrical Equipment				2,226,913
Industrial Conglomerates — 0.2%
Covert Mergeco Inc., Senior Notes	4.875%	12/1/29	450,000	452,795	(a)
Machinery — 1.1%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	330,000	332,858	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	600,000	556,392
Roller Bearing Co. of America Inc., Senior Notes	4.375%	10/15/29	900,000	899,100	(a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	510,000	524,815
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	400,000	407,386	(a)
Total Machinery				2,720,551
Trading Companies & Distributors — 1.5%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	640,000	655,251	(a)
Foundation Building Materials Inc., Senior Notes	6.000%	3/1/29	330,000	315,794	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,080,000	1,051,056	(a)
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	410,000	430,012
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	740,000	798,969
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	230,000	226,936
Total Trading Companies & Distributors				3,478,018

See Notes to Financial Statements.

Western Asset High Yield Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Transportation Infrastructure — 0.4%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	$890,000	$845,776	(a)
Total Industrials				27,132,897
Information Technology — 3.9%
Communications Equipment — 1.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,540,000	1,511,918	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	670,000	649,327	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	220,000	198,045	(a)
Viavi Solutions Inc., Senior Notes	3.750%	10/1/29	340,000	332,877	(a)
Total Communications Equipment				2,692,167
IT Services — 0.5%
Acuris Finance US Inc./Acuris Finance SARL, Senior Secured Notes	5.000%	5/1/28	240,000	238,750	(a)
Clarivate Science Holdings Corp., Senior Notes	4.875%	7/1/29	520,000	510,055	(a)
Square Inc., Senior Notes	3.500%	6/1/31	500,000	507,812	(a)
Total IT Services				1,256,617
Software — 1.5%
Black Knight InfoServ LLC, Senior Notes	3.625%	9/1/28	300,000	293,400	(a)
Elastic NV, Senior Notes	4.125%	7/15/29	610,000	598,745	(a)
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes	4.625%	5/1/28	820,000	809,160	(a)
LogMeIn Inc., Senior Secured Notes	5.500%	9/1/27	240,000	239,153	(a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	260,000	259,081	(a)
Rocket Software Inc., Senior Notes	6.500%	2/15/29	530,000	500,850	(a)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	740,000	724,969	(a)
Total Software				3,425,358
Technology Hardware, Storage & Peripherals — 0.8%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	740,000	757,575	(a)
NCR Corp., Senior Notes	5.125%	4/15/29	340,000	344,250	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	740,000	777,925	(a)
Total Technology Hardware, Storage & Peripherals				1,879,750
Total Information Technology				9,253,892

See Notes to Financial Statements.

16	Western Asset High Yield Fund 2021 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Materials — 5.0%
Chemicals — 0.5%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash)	10.000%	8/15/26	$96,608	$100,549	(a)(b)
LSF11 A5 Holdco LLC, Senior Notes	6.625%	10/15/29	650,000	633,779	(a)
Olin Corp., Senior Notes	5.000%	2/1/30	300,000	313,853
Total Chemicals				1,048,181
Construction Materials — 1.0%
SRM Escrow Issuer LLC, Senior Secured Notes	6.000%	11/1/28	1,160,000	1,202,038	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	1,170,000	1,219,842	(a)
Total Construction Materials				2,421,880
Containers & Packaging — 1.3%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	450,000	461,041	(a)(b)
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Secured Notes	3.250%	9/1/28	260,000	251,385	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	900,000	884,227	(a)
Ball Corp., Senior Notes	3.125%	9/15/31	650,000	626,600
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	520,000	538,057	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	400,000	415,902	(a)
Total Containers & Packaging				3,177,212
Metals & Mining — 2.1%
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	370,000	380,571	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	1,505,000	1,560,964	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	830,000	878,754	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,310,000	1,617,044
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	330,000	324,900	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	300,000	312,570	(a)
Total Metals & Mining				5,074,803
Paper & Forest Products — 0.1%
Mercer International Inc., Senior Notes	5.125%	2/1/29	230,000	227,594
Total Materials				11,949,670
Real Estate — 3.6%
Equity Real Estate Investment Trusts (REITs) — 2.4%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	470,000	508,637

See Notes to Financial Statements.

Western Asset High Yield Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Equity Real Estate Investment Trusts (REITs) — continued
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	$840,000	$797,122
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	400,000	375,038
GEO Group Inc., Senior Notes	5.875%	10/15/24	250,000	225,575
GEO Group Inc., Senior Notes	6.000%	4/15/26	2,230,000	1,923,174
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	310,000	333,947
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	400,000	418,178
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Senior Secured Notes	5.875%	10/1/28	410,000	423,202	(a)
Service Properties Trust, Senior Notes	5.500%	12/15/27	690,000	697,300
Total Equity Real Estate Investment Trusts (REITs)				5,702,173
Real Estate Management & Development — 1.2%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	980,000	1,017,848	(a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	810,000	805,330	(a)
Forestar Group Inc., Senior Notes	5.000%	3/1/28	160,000	162,920	(a)
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	740,000	782,258	(a)
Realogy Group LLC/Realogy Co-Issuer Corp., Senior Notes	5.750%	1/15/29	250,000	253,239	(a)
Total Real Estate Management & Development				3,021,595
Total Real Estate				8,723,768
Utilities — 0.5%
Electric Utilities — 0.2%
Talen Energy Supply LLC, Senior Secured Notes	7.250%	5/15/27	100,000	93,024	(a)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	330,000	301,900	(a)
Talen Energy Supply LLC, Senior Secured Notes	7.625%	6/1/28	100,000	92,928	(a)
Total Electric Utilities				487,852
Gas Utilities — 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	370,000	366,017	(a)
Superior Plus LP/Superior General Partner Inc., Senior Notes	4.500%	3/15/29	290,000	296,049	(a)
Total Gas Utilities				662,066
Total Utilities				1,149,918
Total Corporate Bonds & Notes (Cost — $200,926,333)				203,266,137

See Notes to Financial Statements.

18	Western Asset High Yield Fund 2021 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Senior Loans — 6.0%
Consumer Discretionary — 1.8%
Auto Components — 0.5%
Clarios Global LP, First Amendment First Lien Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	3.340%	4/30/26	$490,220	$484,909	(d)(e)(f)
First Brands Group LLC, 2021 First Lien Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	3/30/27	338,300	341,683	(d)(e)(f)
Truck Hero Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	1/31/28	368,150	365,882	(d)(e)(f)
Total Auto Components				1,192,474
Diversified Consumer Services — 0.3%
Adtalem Global Education Inc., First Lien Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	8/12/28	790,000	790,000	(d)(e)(f)
Hotels, Restaurants & Leisure — 0.2%
Equinox Holdings Inc., Term Loan B2 (the greater of 3 mo. USD LIBOR or 1.000% + 9.000%)	10.000%	3/8/24	444,375	448,819	(d)(e)(f)(g)
Specialty Retail — 0.8%
PetSmart LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/11/28	558,600	556,994	(d)(e)(f)
Rent-A-Center Inc., Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	2/17/28	567,150	563,132	(d)(e)(f)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	6.090%	6/19/26	721,035	720,433	(d)(e)(f)
Total Specialty Retail				1,840,559
Total Consumer Discretionary				4,271,852
Financials — 0.5%
Diversified Financial Services — 0.2%
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 6.750%)	7.500%	4/7/28	200,000	204,000	(d)(e)(f)(g)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	2.840%	1/26/28	391,050	386,944	(d)(e)(f)
Total Diversified Financial Services				590,944

See Notes to Financial Statements.

Western Asset High Yield Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Insurance — 0.3%
Acrisure LLC, 2020 Term Loan B (3 mo. USD LIBOR + 3.500%)	3.632%	2/15/27	$551,600	$539,879	(d)(e)(f)(g)
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.086%	3/18/27	167,902	166,887	(d)(e)(f)
Total Insurance				706,766
Total Financials				1,297,710
Health Care — 1.0%
Health Care Providers & Services — 1.0%
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	3.882%	2/18/27	562,285	556,522	(d)(e)(f)
One Call Corp., First Lien Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 5.500%)	6.250%	4/22/27	778,050	780,676	(d)(e)(f)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.090%	6/26/26	961,867	936,849	(d)(e)(f)
Total Health Care				2,274,047
Industrials — 1.2%
Airlines — 1.1%
American Airlines Inc., 2017 Replacement Term Loan B (1 mo. USD LIBOR + 2.000%)	2.089%	12/15/23	400,000	391,312	(d)(e)(f)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	670,000	706,153	(d)(e)(f)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	490,000	513,506	(d)(e)(f)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	1,124,350	1,124,659	(d)(e)(f)
Total Airlines				2,735,630
Commercial Services & Supplies — 0.1%
Corecivic Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	12/18/24	142,071	141,360	(d)(e)(f)
Total Industrials				2,876,990
Information Technology — 1.3%
Communications Equipment — 0.3%
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	4.340%	11/29/25	768,517	741,919	(d)(e)(f)

See Notes to Financial Statements.

20	Western Asset High Yield Fund 2021 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
IT Services — 0.4%
Redstone Holdco 2 LP, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	4/27/28	$530,000	$504,693	(d)(e)(f)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.750%)	8.500%	4/27/29	580,000	531,425	(d)(e)(f)
Total IT Services				1,036,118
Software — 0.5%
DCert Buyer Inc., Second Lien Initial Loan (1 mo. USD LIBOR + 7.000%)	7.090%	2/19/29	790,000	798,536	(d)(e)(f)
Peraton Corp., First Lien Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	407,950	407,513	(d)(e)(f)
Total Software				1,206,049
Technology Hardware, Storage & Peripherals — 0.1%
Vericast Corp., 2021 Extended Term loan (the greater of 3 mo. USD LIBOR or 1.000% + 7.750%)	8.750%	6/16/26	140,902	130,107	(d)(e)(f)
Total Information Technology				3,114,193
Materials — 0.2%
Metals & Mining — 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	499,215	501,756	(b)(e)(f)(g)(h)
Total Senior Loans (Cost — $14,276,624)				14,336,548
Asset-Backed Securities — 4.9%
Ares XLII CLO Ltd., 2017-42A D (3 mo. USD LIBOR + 3.450%)	3.578%	1/22/28	640,000	641,116	(a)(d)
Battalion CLO XI Ltd., 2017-11A DR (3 mo. USD LIBOR + 3.650%)	3.774%	4/24/34	250,000	249,688	(a)(d)
Benefit Street Partners CLO XII Ltd., 2017-12A C (3 mo. USD LIBOR + 3.050%)	3.174%	10/15/30	250,000	247,500	(a)(d)(i)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	5.910%	11/20/28	350,000	348,189	(a)(d)
BlueMountain CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.200%)	5.322%	7/18/27	250,000	247,658	(a)(d)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	7.950%	8/20/32	600,000	597,750	(a)(d)
BlueMountain CLO XXXI Ltd., 2021-31A E (3 mo. USD LIBOR + 6.530%)	6.654%	4/19/34	160,000	158,949	(a)(d)

See Notes to Financial Statements.

Western Asset High Yield Fund 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	3.834%	7/20/31	$250,000	$245,838	(a)(d)
Cathedral Lake VI Ltd., 2021-6A E (3 mo. USD LIBOR + 7.210%)	7.334%	4/25/34	125,000	123,786	(a)(d)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	6.132%	4/20/29	600,000	596,286	(a)(d)
CIFC Funding Ltd., 2017-3A C (3 mo. USD LIBOR + 3.650%)	3.782%	7/20/30	530,000	527,239	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.522%	4/17/30	500,000	491,870	(a)(d)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	5.782%	7/20/28	750,000	750,794	(a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	2.624%	4/15/31	350,000	345,129	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.074%	4/15/31	250,000	241,083	(a)(d)
Greywolf CLO IV Ltd., 2019-1A CR (3 mo. USD LIBOR + 3.650%)	3.772%	4/17/34	340,000	341,600	(a)(d)
Grippen Park CLO Ltd., 2017-1A E (3 mo. USD LIBOR + 5.700%)	5.832%	1/20/30	460,000	454,860	(a)(d)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.832%	1/20/33	350,000	348,657	(a)(d)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	5.632%	10/20/28	350,000	333,516	(a)(d)
Marble Point CLO XIV Ltd., 2018-2A D (3 mo. USD LIBOR + 3.530%)	3.662%	1/20/32	500,000	487,500	(a)(d)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	2.782%	1/20/31	250,000	238,753	(a)(d)
Mountain View CLO IX Ltd., 2015-9A CR (3 mo. USD LIBOR + 3.120%)	3.244%	7/15/31	250,000	241,378	(a)(d)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	5.332%	10/20/27	250,000	250,955	(a)(d)
Ocean Trails CLO V, 2014-5A DRR (3 mo. USD LIBOR + 3.450%)	3.572%	10/13/31	300,000	288,253	(a)(d)
Octagon Investment Partners 40 Ltd., 2019-1A E (3 mo. USD LIBOR + 6.460%)	6.592%	4/20/31	500,000	497,998	(a)(d)
OZLM XIX Ltd., 2017-19A C (3 mo. USD LIBOR + 3.100%)	3.224%	11/22/30	800,000	787,686	(a)(d)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.375%	6/22/30	590,000	568,007	(a)(d)

See Notes to Financial Statements.

22	Western Asset High Yield Fund 2021 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Sculptor CLO XXVI Ltd., 26A E (3 mo. USD LIBOR + 7.250%)	7.423%	7/20/34	$310,000	$307,359	(a)(d)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. USD LIBOR + 7.050%)	7.174%	4/15/35	250,000	250,025	(a)(d)
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	2.944%	4/15/27	350,000	342,451	(a)(d)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	5.864%	4/15/27	350,000	320,842	(a)(d)
Total Asset-Backed Securities (Cost — $11,865,277)				11,872,715
Convertible Bonds & Notes — 1.1%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.0%††
Liberty Latin America Ltd., Senior Notes	2.000%	7/15/24	80,000	79,050
Media — 0.2%
DISH Network Corp., Senior Notes	3.375%	8/15/26	520,000	480,611
Total Communication Services				559,661
Consumer Discretionary — 0.2%
Diversified Consumer Services — 0.0%††
Chegg Inc., Senior Notes	0.000%	9/1/26	130,000	107,055
Hotels, Restaurants & Leisure — 0.2%
Cheesecake Factory Inc., Senior Notes	0.375%	6/15/26	140,000	124,815
DraftKings Inc., Senior Notes	0.000%	3/15/28	320,000	249,517	(a)
Total Hotels, Restaurants & Leisure				374,332
Total Consumer Discretionary				481,387
Financials — 0.2%
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Apollo Commercial Real Estate Finance Inc., Senior Notes	4.750%	8/23/22	190,000	191,873
Apollo Commercial Real Estate Finance Inc., Senior Notes	5.375%	10/15/23	250,000	251,094
Total Financials				442,967
Health Care — 0.2%
Biotechnology — 0.2%
Halozyme Therapeutics Inc., Senior Notes	0.250%	3/1/27	580,000	489,738	(a)
Industrials — 0.3%
Airlines — 0.3%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	870,000	772,560
Total Convertible Bonds & Notes (Cost — $2,905,879)				2,746,313

See Notes to Financial Statements.

Western Asset High Yield Fund 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security			Shares/Units	Value
Common Stocks — 0.7%
Consumer Discretionary — 0.0%††
Specialty Retail — 0.0%††
Party City Holdco Inc.			17,275	$95,012	*
Energy — 0.6%
Energy Equipment & Services — 0.0%††
Hercules Offshore Inc. (Escrow)			54,577	6,367	*(g)(h)
KCAD Holdings I Ltd.			424,046,710	0	*(g)(h)(j)
Total Energy Equipment & Services				6,367
Oil, Gas & Consumable Fuels — 0.6%
Berry Corp.			88,678	721,839
Oasis Petroleum Inc.			5,312	636,909
Permian Production Partners LLC			21,667	2,167	*(g)
Total Oil, Gas & Consumable Fuels				1,360,915
Total Energy				1,367,282
Financials — 0.1%
Capital Markets — 0.1%
EG Acquisition Corp., Class A Shares			27,500	269,500	*
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			541	0	*(g)(h)(j)
Total Common Stocks (Cost — $7,906,653)				1,731,794

	Rate		Shares
Convertible Preferred Stocks — 0.5%
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
MPLX LP	8.462%		17,875	634,562	(g)(h)
Targa Resources Corp., Non Voting Shares	9.500%		450	487,833
Total Convertible Preferred Stocks (Cost — $1,053,437)				1,122,395

		Maturity Date	Face Amount
Sovereign Bonds — 0.3%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	$47,191	15,727
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	586,653	183,382

See Notes to Financial Statements.

24	Western Asset High Yield Fund 2021 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Argentina — continued
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	$363,946	$102,909
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	1,271,542	497,885	(a)
Total Sovereign Bonds (Cost — $1,129,147)				799,903

			Shares
Preferred Stocks — 0.3%
Financials — 0.3%
Capital Markets — 0.3%
B Riley Financial Inc.	5.250%		9,750	244,140
B Riley Financial Inc.	6.000%		14,400	369,648
Total Preferred Stocks (Cost — $603,750)				613,788

		Expiration Date	Warrants
Warrants — 0.0%††
EG Acquisition Corp., Class A Shares (Cost — $8,776)		5/28/28	9,166	5,867	*
Total Investments — 98.4% (Cost — $240,675,876)				236,495,460
Other Assets in Excess of Liabilities — 1.6%				3,923,836
Total Net Assets — 100.0%				$240,419,296

See Notes to Financial Statements.

Western Asset High Yield Fund 2021 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset High Yield Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash and/or additional securities.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2021, the total market value of investments in Affiliated Companies was $247,500 and the cost was $208,500 (Note 8).

(j)	Value is less than $1.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation

ICE	— Intercontinental Exchange

LIBOR	— London Interbank Offered Rate

PIK	— Payment-In-Kind

USD	— United States Dollar

At November 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	128	3/22	$15,464,543	$15,539,001	$74,458

At November 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	4,739	EUR	4,093	BNP Paribas SA	1/18/22	$89
USD	11,579	EUR	10,000	BNP Paribas SA	1/18/22	217
USD	7,287	CAD	9,153	Citibank N.A.	1/18/22	119
USD	41,623	EUR	35,907	Citibank N.A.	1/18/22	826
Total						$1,251

See Notes to Financial Statements.

26	Western Asset High Yield Fund 2021 Semi-Annual Report

Western Asset High Yield Fund

Abbreviation(s) used in this table:

CAD —	Canadian Dollar

EUR —	Euro

USD —	United States Dollar

At November 30, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at November 30, 2021[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Ford Motor Credit Co. LLC, 3.810%, due 1/9/24	$400,000	6/20/23	0.913%	5.000% quarterly	$25,330	$(13,511)	$38,841
Occidental Petroleum Corp., 5.550%, due 3/15/26	800,000	6/20/26	1.956%	1.000% quarterly	(32,673)	(33,495)	822
Total	$1,200,000				$(7,343)	$(47,006)	$39,663

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

Western Asset High Yield Fund 2021 Semi-Annual Report	27

Statement of assets and liabilities (unaudited)

November 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $240,467,376)	$236,247,960
Investments in affiliated securities, at value (Cost — $208,500)	247,500
Foreign currency, at value (Cost — $36,230)	35,416
Interest receivable	3,174,828
Receivable for securities sold	1,423,012
Deposits with brokers for centrally cleared swap contracts	659,000
Receivable for Fund shares sold	146,382
Deposits with brokers for open futures contracts	113,321
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $50,873)	52,285
Receivable from broker — net variation margin on open futures contracts	17,000
Unrealized appreciation on forward foreign currency contracts	1,251
Prepaid expenses	33,271
Total Assets	242,151,226

Liabilities:
Payable for securities purchased	1,006,440
Due to custodian	305,911
Payable for Fund shares repurchased	175,623
Investment management fee payable	115,883
Distributions payable	33,584
Service and/or distribution fees payable	16,011
Payable to broker — net variation margin on centrally cleared swap contracts	2,483
Directors’ fees payable	559
Accrued expenses	75,436
Total Liabilities	1,731,930
Total Net Assets	$240,419,296

Net Assets:
Par value (Note 7)	$29,694
Paid-in capital in excess of par value	286,197,318
Total distributable earnings (loss)	(45,807,716)
Total Net Assets	$240,419,296

See Notes to Financial Statements.

28	Western Asset High Yield Fund 2021 Semi-Annual Report

Net Assets:
Class A	$70,226,033
Class C	$1,567,779
Class R	$210,276
Class I	$72,775,991
Class IS	$95,639,217

Shares Outstanding:
Class A	8,680,098
Class C	195,551
Class R	26,165
Class I	9,063,688
Class IS	11,728,093

Net Asset Value:
Class A (and redemption price)	$8.09
Class C*	$8.02
Class R (and redemption price)	$8.04
Class I (and redemption price)	$8.03
Class IS (and redemption price)	$8.15
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$8.45

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset High Yield Fund 2021 Semi-Annual Report	29

Statement of operations (unaudited)

For the Six Months Ended November 30, 2021

Investment Income:
Interest from unaffiliated investments	$6,653,455
Interest from affiliated investments	7,926
Dividends from unaffiliated investments	116,183
Dividends from affiliated investments	229
Less: Foreign taxes withheld	(4,069)
Total Investment Income	6,773,724

Expenses:
Investment management fee (Note 2)	668,403
Service and/or distribution fees (Notes 2 and 5)	95,435
Transfer agent fees (Note 5)	66,993
Registration fees	56,715
Fund accounting fees	37,006
Audit and tax fees	30,891
Shareholder reports	4,906
Legal fees	4,675
Directors’ fees	2,029
Insurance	1,665
Commitment fees (Note 9)	781
Custody fees	158
Miscellaneous expenses	4,846
Total Expenses	974,503
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(24,596)
Net Expenses	949,907
Net Investment Income	5,823,817

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(118,835)
Futures contracts	(221,331)
Swap contracts	56,870
Forward foreign currency contracts	2,038
Foreign currency transactions	(1,182)
Net Realized Loss	(282,440)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(3,582,019)
Investments in affiliated securities	295
Futures contracts	41,543
Swap contracts	(65,510)
Forward foreign currency contracts	2,831
Foreign currencies	(5,420)
Change in Net Unrealized Appreciation (Depreciation)	(3,608,280)
Net Loss on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(3,890,720)
Increase in Net Assets From Operations	$1,933,097

See Notes to Financial Statements.

30	Western Asset High Yield Fund 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended November 30, 2021 (unaudited) and the Year Ended May 31, 2021	November 30	May 31

Operations:
Net investment income	$5,823,817	$10,309,954
Net realized gain (loss)	(282,440)	5,210,665
Change in net unrealized appreciation (depreciation)	(3,608,280)	16,295,067
Increase in Net Assets From Operations	1,933,097	31,815,686

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(5,834,038)	(10,236,114)
Return of capital	—	(49,996)
Decrease in Net Assets From Distributions to Shareholders	(5,834,038)	(10,286,110)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	136,900,506	66,641,027
Reinvestment of distributions	5,586,070	9,927,780
Cost of shares repurchased	(120,648,060)	(87,651,429)
Increase (Decrease) in Net Assets From Fund Share Transactions	21,838,516	(11,082,622)
Increase in Net Assets	17,937,575	10,446,954

Net Assets:
Beginning of period	222,481,721	212,034,767
End of period	$240,419,296	$222,481,721

See Notes to Financial Statements.

Western Asset High Yield Fund 2021 Semi-Annual Report	31

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

Class A Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$8.21	$7.40	$7.85	$7.96	$8.13	$7.60

Income (loss) from operations:
Net investment income	0.19	0.38	0.41	0.43	0.44	0.47
Net realized and unrealized gain (loss)	(0.12)	0.81	(0.44)	(0.10)	(0.18)	0.50
Total income (loss) from operations	0.07	1.19	(0.03)	0.33	0.26	0.97

Less distributions from:
Net investment income	(0.19)	(0.38)	(0.40)	(0.44)	(0.43)	(0.42)
Return of capital	—	(0.00) [3]	(0.02)	(0.00) [3]	—	(0.02)
Total distributions	(0.19)	(0.38)	(0.42)	(0.44)	(0.43)	(0.44)

Net asset value, end of period	$8.09	$8.21	$7.40	$7.85	$7.96	$8.13
Total return[4]	0.86%	16.41%	(0.52)%[5]	4.25%	3.27%	13.07%

Net assets, end of period (000s)	$70,226	$3,953	$2,677	$2,386	$4,728	$6,137

Ratios to average net assets:
Gross expenses	0.96%[6]	1.06%	1.05%[7]	1.06%[7]	1.00%	0.99%
Net expenses[8,9]	0.94 [6]	1.00	1.02 [7]	0.99 [7]	0.99	0.99
Net investment income	4.66 [6]	4.80	5.30	5.43	5.43	5.96

Portfolio turnover rate	43%	101%	83%	71%	68%	74%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.92)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.01%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.05%.

See Notes to Financial Statements.

32	Western Asset High Yield Fund 2021 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

Class C Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$8.13	$7.33	$7.77	$7.89	$8.06	$7.54

Income (loss) from operations:
Net investment income	0.16	0.32	0.35	0.37	0.38	0.41
Net realized and unrealized gain (loss)	(0.11)	0.80	(0.43)	(0.12)	(0.18)	0.49
Total income (loss) from operations	0.05	1.12	(0.08)	0.25	0.20	0.90

Less distributions from:
Net investment income	(0.16)	(0.32)	(0.34)	(0.37)	(0.37)	(0.36)
Return of capital	—	(0.00) [3]	(0.02)	(0.00) [3]	—	(0.02)
Total distributions	(0.16)	(0.32)	(0.36)	(0.37)	(0.37)	(0.38)

Net asset value, end of period	$8.02	$8.13	$7.33	$7.77	$7.89	$8.06
Total return[4]	0.56%	15.66%	(1.32)%[5]	3.33%	2.48%	12.18%

Net assets, end of period (000s)	$1,568	$1,960	$1,964	$2,320	$2,779	$3,791

Ratios to average net assets:
Gross expenses	1.78%[6]	1.82%	1.82%[7]	1.80%[7]	1.75%	1.72%
Net expenses[8]	1.76 [6,9]	1.76 [9]	1.78 [7,9]	1.73 [7,9]	1.74 [9]	1.72
Net investment income	3.82 [6]	4.08	4.61	4.74	4.70	5.17

Portfolio turnover rate	43%	101%	83%	71%	68%	74%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (1.46)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset High Yield Fund 2021 Semi-Annual Report	33

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

Class R Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$8.15	$7.35	$7.78	$7.91	$8.08	$7.55

Income (loss) from operations:
Net investment income	0.18	0.36	0.39	0.40	0.41	0.45
Net realized and unrealized gain (loss)	(0.11)	0.80	(0.43)	(0.12)	(0.18)	0.50
Total income (loss) from operations	0.07	1.16	(0.04)	0.28	0.23	0.95

Less distributions from:
Net investment income	(0.18)	(0.36)	(0.37)	(0.41)	(0.40)	(0.40)
Return of capital	—	(0.00) [3]	(0.02)	(0.00) [3]	—	(0.02)
Total distributions	(0.18)	(0.36)	(0.39)	(0.41)	(0.40)	(0.42)

Net asset value, end of period	$8.04	$8.15	$7.35	$7.78	$7.91	$8.08
Total return[4]	0.79%	16.16%	(0.73)%[5]	3.64%	2.95%	12.80%

Net assets, end of period (000s)	$210	$129	$158	$282	$223	$187

Ratios to average net assets:
Gross expenses	1.47%[6]	1.64%	1.69%[7]	1.53%[7]	1.50%[7]	1.83%[7]
Net expenses[8,9]	1.30 [6]	1.30	1.30 [7]	1.30 [7]	1.30 [7]	1.30 [7]
Net investment income	4.29 [6]	4.53	5.07	5.14	5.14	5.65

Portfolio turnover rate	43%	101%	83%	71%	68%	74%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.86)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

34	Western Asset High Yield Fund 2021 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

Class I Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$8.14	$7.34	$7.78	$7.90	$8.07	$7.55

Income (loss) from operations:
Net investment income	0.20	0.40	0.44	0.45	0.46	0.50
Net realized and unrealized gain (loss)	(0.11)	0.80	(0.44)	(0.11)	(0.18)	0.49
Total income from operations	0.09	1.20	0.00	0.34	0.28	0.99

Less distributions from:
Net investment income	(0.20)	(0.40)	(0.42)	(0.46)	(0.45)	(0.45)
Return of capital	—	(0.00) [3]	(0.02)	(0.00) [3]	—	(0.02)
Total distributions	(0.20)	(0.40)	(0.44)	(0.46)	(0.45)	(0.47)

Net asset value, end of period	$8.03	$8.14	$7.34	$7.78	$7.90	$8.07
Total return[4]	1.07%	16.65%	(0.14)%[5]	4.40%	3.53%	13.33%

Net assets, end of period (000s)	$72,776	$97,099	$64,507	$84,953	$106,298	$102,389

Ratios to average net assets:
Gross expenses	0.78%[6]	0.81%	0.75%	0.75%	0.74%	0.70%
Net expenses[7]	0.76 [6,8]	0.75 [8]	0.71 [8]	0.70 [8]	0.72 [8]	0.70
Net investment income	4.81 [6]	5.06	5.66	5.74	5.70	6.26

Portfolio turnover rate	43%	101%	83%	71%	68%	74%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.42)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset High Yield Fund 2021 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

Class IS Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$8.27	$7.45	$7.90	$8.03	$8.20	$7.67

Income (loss) from operations:
Net investment income	0.20	0.42	0.45	0.46	0.47	0.51
Net realized and unrealized gain (loss)	(0.11)	0.81	(0.45)	(0.12)	(0.18)	0.50
Total income from operations	0.09	1.23	0.00	0.34	0.29	1.01

Less distributions from:
Net investment income	(0.21)	(0.41)	(0.43)	(0.47)	(0.46)	(0.46)
Return of capital	—	(0.00) [3]	(0.02)	(0.00) [3]	—	(0.02)
Total distributions	(0.21)	(0.41)	(0.45)	(0.47)	(0.46)	(0.48)

Net asset value, end of period	$8.15	$8.27	$7.45	$7.90	$8.03	$8.20
Total return[4]	1.02%	16.88%	(0.12)%[5]	4.35%	3.65%	13.41%

Net assets, end of period (000s)	$95,639	$58,186	$102,505	$116,945	$105,176	$114,960

Ratios to average net assets:
Gross expenses	0.67%[6]	0.71%	0.69%[7]	0.70%[7]	0.68%	0.65%
Net expenses[8]	0.65 [6,9]	0.65 [9]	0.65 [7,9]	0.65 [7,9]	0.66 [9]	0.65
Net investment income	4.92 [6]	5.20	5.72	5.79	5.77	6.32

Portfolio turnover rate	43%	101%	83%	71%	68%	74%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.26)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

36	Western Asset High Yield Fund 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the

Western Asset High Yield Fund 2021 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

38	Western Asset High Yield Fund 2021 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$203,266,137	—		$203,266,137
Senior Loans:
Consumer Discretionary	—	3,823,033	$448,819		4,271,852
Financials	—	553,831	743,879		1,297,710
Materials	—	—	501,756		501,756
Other Senior Loans	—	8,265,230	—		8,265,230
Asset-Backed Securities	—	11,872,715	—		11,872,715
Convertible Bonds & Notes	—	2,746,313	—		2,746,313
Common Stocks:
Energy	$1,358,748	—	8,534		1,367,282
Materials	—	—	0	*	0	*
Other Common Stocks	364,512	—	—		364,512
Convertible Preferred Stocks:
Energy	—	487,833	634,562		1,122,395
Sovereign Bonds	—	799,903	—		799,903
Preferred Stocks	613,788	—	—		613,788
Warrants	5,867	—	—		5,867
Total Investments	$2,342,915	$231,814,995	$2,337,550		$236,495,460
Other Financial Instruments:
Futures Contracts††	$74,458	—	—		$74,458
Forward Foreign Currency Contracts††	—	$1,251	—		1,251
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	39,663	—		39,663
Total Other Financial Instruments	$74,458	$40,914	—		$115,372
Total	$2,417,373	$231,855,909	$2,337,550		$236,610,832

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily,

Western Asset High Yield Fund 2021 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the

40	Western Asset High Yield Fund 2021 Semi-Annual Report

Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2021, the total notional value of all credit default swaps to sell protection was $1,200,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended November 30, 2021, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects

Western Asset High Yield Fund 2021 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

42	Western Asset High Yield Fund 2021 Semi-Annual Report

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions,

Western Asset High Yield Fund 2021 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while

44	Western Asset High Yield Fund 2021 Semi-Annual Report

collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(k) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Western Asset High Yield Fund 2021 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. For their services, LMPFA pays Western Asset and Western Asset London monthly all of the management fee that it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class IS shares did not exceed 1.01%, (1.05% prior to May 21, 2021), 1.80%, 1.30% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended November 30, 2021, fees waived and/or expenses reimbursed amounted to $24,596, which included an affiliated money market fund waiver of $212.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

46	Western Asset High Yield Fund 2021 Semi-Annual Report

Pursuant to these arrangements, at November 30, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires May 31, 2022	$1,608	$758	$1,068	$24,643	$49,398
Expires May 31, 2023	1,855	1,232	442	42,329	47,280
Expires May 31, 2024	5,735	171	196	8,731	8,047
Total fee waivers/expense reimbursements subject to recapture	$9,198	$2,161	$1,706	$75,703	$104,725

For the six months ended November 30, 2021, LMPFA did not recapture any fees.

Franklin Distributors, LLC (known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of Legg Mason funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

There was a maximum initial sales charge of 4.25% for Class A2 shares. In certain cases, Class A2 shares had a 1.00% CDSC, which applied if redemption occurred within 18 months from purchase payment. This CDSC only applied to those purchases of Class A2 shares, which when combined with holdings of other shares of Legg Mason funds, equaled or exceeded $1,000,000 in aggregate. Those purchases did not incur an initial sales charge.

For the six months ended November 30, 2021, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class A2†	Class C
Sales charges	$17,716	$3,087	—
CDSCs	173	—	$217

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended November 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$120,356,312
Sales	99,909,521

Western Asset High Yield Fund 2021 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

At November 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/ Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$240,675,876	$6,459,519	$(10,639,935)	$(4,180,416)
Futures contracts	—	74,458	—	74,458
Forward foreign currency contracts	—	1,251	—	1,251
Swap contracts	(47,006)	39,663	—	39,663

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2021.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$74,458	—	—	$74,458
Forward foreign currency contracts	—	$1,251	—	1,251
Centrally cleared swap contracts[3]	—	—	$39,663	39,663
Total	$74,458	$1,251	$39,663	$115,372

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

48	Western Asset High Yield Fund 2021 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(221,331)	—	—	$(221,331)
Swap contracts	—	—	$56,870	56,870
Forward foreign currency contracts	—	$2,038	—	2,038
Total	$(221,331)	$2,038	$56,870	$(162,423)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$41,543	—	—	$41,543
Swap contracts	—	—	$(65,510)	(65,510)
Forward foreign currency contracts	—	$2,831	—	2,831
Total	$41,543	$2,831	$(65,510)	$(21,136)

During the six months ended November 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$15,750,143
Forward foreign currency contracts (to sell)	66,122

Average Notional Balance
Credit default swap contracts (buy protection)†	$714,286
Credit default swap contracts (sell protection)	1,200,000

†	At November 30, 2021, there were no open positions held in this derivative.

Western Asset High Yield Fund 2021 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
BNP Paribas SA	$306	—	$306	—	$306
Citibank N.A.	945	—	945	—	945
Total	$1,251	—	$1,251	—	$1,251

1	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

2	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$75,728	$12,378
Class A2†	10,111	1,469
Class C	9,013	975
Class R	583	347
Class I	—	51,363
Class IS	—	461
Total	$95,435	$66,993

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

50	Western Asset High Yield Fund 2021 Semi-Annual Report

For the six months ended November 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$5,788
Class A2†	1,512
Class C	172
Class R	196
Class I	8,810
Class IS	8,118
Total	$24,596

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

6. Distributions to shareholders by class

	Six Months Ended November 30, 2021	Year Ended May 31, 2021
Net Investment Income:
Class A	$1,413,463	$148,622
Class A2†	183,595	2,391,995
Class C	34,465	83,813
Class R	5,002	5,858
Class I	2,216,757	3,574,686
Class IS	1,980,756	4,031,140
Total	$5,834,038	$10,236,114

Return of Capital:
Class A	—	$726
Class A2†	—	11,683
Class C	—	409
Class R	—	29
Class I	—	17,460
Class IS	—	19,689
Total	—	$49,996

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

Western Asset High Yield Fund 2021 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

7. Capital shares

At November 30, 2021, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2021		Year Ended May 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	8,525,293	$70,489,125	364,101	$2,896,692
Shares issued on reinvestment	192,848	1,588,779	17,668	140,919
Shares repurchased	(519,678)	(4,279,041)	(262,147)	(2,052,284)
Net increase	8,198,463	$67,798,863	119,622	$985,327

Class A2†
Shares sold	73,617	$608,345	2,372,603	$19,021,727
Shares issued on reinvestment	—	—	301,550	2,403,678
Shares repurchased	(7,519,299)	(62,258,091)	(662,981)	(5,278,879)
Net increase (decrease)	(7,445,682)	$(61,649,746)	2,011,172	$16,146,526

Class C
Shares sold	20,420	$167,945	46,660	$361,955
Shares issued on reinvestment	3,424	27,976	8,770	68,933
Shares repurchased	(69,419)	(568,595)	(82,442)	(652,776)
Net decrease	(45,575)	$(372,674)	(27,012)	$(221,888)

Class R
Shares sold	26,243	$215,054	7,835	$62,057
Shares issued on reinvestment	591	4,841	627	4,946
Shares repurchased	(16,440)	(134,913)	(14,260)	(110,482)
Net increase (decrease)	10,394	$84,982	(5,798)	$(43,479)

Class I
Shares sold	3,143,347	$25,819,119	4,734,195	$38,018,882
Shares issued on reinvestment	242,588	1,983,784	412,680	3,258,482
Shares repurchased	(6,248,226)	(50,842,862)	(2,013,324)	(15,663,588)
Net increase (decrease)	(2,862,291)	$(23,039,959)	3,133,551	$25,613,776

Class IS
Shares sold	4,760,612	$39,600,918	775,520	$6,279,714
Shares issued on reinvestment	238,811	1,980,690	508,404	4,050,822
Shares repurchased	(307,953)	(2,564,558)	(8,001,622)	(63,893,420)
Net increase (decrease)	4,691,470	$39,017,050	(6,717,698)	$(53,562,884)

†

On June 24, 2021, the Fund converted 7,460,991 Class A2 shares into 7,470,013 Class A shares, valued at $61,777,007. These amounts are reflected in the Class A shares sold and Class A2 shares repurchased, respectively.

52	Western Asset High Yield Fund 2021 Semi-Annual Report

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the six months ended November 30, 2021. The following transactions were effected in such companies for the six months ended November 30, 2021.

	Affiliate Value at May 31, 2021	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO XII Ltd., 2017-12A C	$243,332	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	4,297,370	$88,265,241	88,265,241	$92,562,611	92,562,611
	$4,540,702	$88,265,241		$92,562,611

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)*	Affiliate Value at November 30, 2021
Benefit Street Partners CLO XII Ltd., 2017-12A C	—	$7,926	$4,168	$247,500
Western Asset Premier Institutional Government Reserves, Premium Shares	—	229	—	—
	—	$8,155	$4,168	$247,500

*	Reflects the impact of amortization of premium/accretion of discount, which is reported as a component of Interest from affiliated investments on the Statement of Operations.

9. Redemption facility

The Fund and certain other participating funds within the Corporation, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Western Asset High Yield Fund 2021 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2021.

10. Deferred capital losses

As of May 31, 2021, the Fund had deferred capital losses of $41,248,543, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty

54	Western Asset High Yield Fund 2021 Semi-Annual Report

regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset High Yield Fund 2021 Semi-Annual Report	55

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

56	Western Asset High Yield Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Western Asset High Yield Fund	57

Western Asset

High Yield Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

†	Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.

Western Asset High Yield Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset High Yield Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset High Yield Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX012828 1/22 SR21-4321

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 24, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 24, 2022